Commitments and Contingencies - Schedule of Unconditional Purchase Commitment (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2023	$ 8,000
2024	8,000
2025	10,000
2026	10,000
Total	$ 36,000